Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001560241
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	G1 THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38096
Entity Tax Identification Number	26-3648180
Entity Address, Address Line One	700 Park Offices Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	(919)
Local Phone Number	213-9835
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	GTHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false